pSivida Limited
400 Pleasant Street
Watertown MA 02472
September 26, 2006
VIA EDGAR
Peggy Fisher, Esq.
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 6010
100 F Street, NE
Washington, D.C. 20549

Re:	pSivida Limited
Amendment No. 3 to Registration Statement on Form F-3, Originally Filed
March 28, 2006 (File No. 333-132776)
Dear Ms. Fisher:
     On behalf of pSivida Limited (the “Company”), I am respectfully submitting this Amendment No. 3 to Registration Statement on Form F-3 (Registration No. 333-132776) registering the resale of 7,315,000 ordinary shares represented by 731,500 American Depositary Shares.
     Please note that the Company has concurrently herewith filed via EDGAR (1) Amendment No. 3 to Registration Statement on Form F-3, originally filed March 28, 2006 (File No. 333-132777); (2) Amendment No. 2 to Registration Statement on Form F-3, originally filed June 28, 2006 (File No. 333-135428) and (3) the Company’s response to the comments of the staff of the Securities and Exchange Commission in your letter dated August 22, 2006.
     Please be advised that the Company anticipates making an oral request for acceleration of effectiveness of this registration statement pursuant to Rule 461 under the Securities Act of 1933 (the “Securities Act”). In that regard, this letter confirms that the Company is aware of its obligations under the Securities Act as they relate to the offering of shares described in this registration statement.
     The Company further acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filings effective:
•	the Commission is not foreclosed from taking any action with respect to the filings;

•	the Company is not relieved from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

•	the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     Please call Peter Stewart at (212) 696-8880 if you have any questions about this filing. We would very much appreciate the staff’s assistance in declaring this registration statement effective as soon as possible.

Very truly yours,

/s/Lori Freedman

cc:	Mr. Aaron Finlay (pSivida Limited)
Mr. Michael J. Soja (pSivida Limited)
Mr. Peter Rupp (Deloitte Touche Tohmatsu)
Lawrence Goodman, Esq.
Peter Stewart, Esq.